23. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Notes
23. SUBSEQUENT EVENTS

23.SUBSEQUENT EVENTS

Subsequent to December 31, 2019, the Company:

a) The Company entered into a loan agreement with a third party for a secured loan in the amount of $1,000,000. The Loan is for a term of one year from the date of receipt of the funds, bears interest at a rate of 10% per annum and is secured with all of the present and after-acquired property of the Company. The loan is subject to an interest reserve of $100,000 held back from the loan advance. The Company has the right to repay all or any portion of the loan at any time without penalty. The Company has paid a loan application fee in the amount of $30,000 and issued 3,480,000 bonus shares to the lender representing 20% of the aggregate sum of the loan.

b) The Company issued 2,000,000 common shares related to acquisition of HealthTab Inc.

c) 3,030,303 warrants exercisable at $0.33 each expired unexercised.

d)The Company terminated its lease agreement for its office premise. Pursuant to the cancelation, the Company forfeited its deposit of $8,420 and agreed to pay the outstanding rent for the months of January to March, 2020.